Operating expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Employee benefit expenses	£ (302,025,000)	£ (313,256,000)	£ (364,719,000)
Short-term and low value leases	(185,000)	(236,000)	(258,000)
Auditors' remuneration: audit of parent company and consolidated financial statements	(617,000)	(615,000)	(670,000)
Auditors' remuneration: audit of the Company's subsidiaries	(117,000)	(117,000)	(190,000)
Auditors' remuneration: audit-related services	(37,000)	(45,000)	(20,000)
Auditors' remuneration: tax compliance and tax advice services		(6,000)	(12,000)
Foreign exchange losses on operating activities	(3,638,000)	(3,594,000)	(2,041,000)
Depreciation - property, plant and equipment	(19,544,000)	(15,676,000)	(14,998,000)
Depreciation - right-of-use assets	(808,000)	(1,046,000)	(1,248,000)
Depreciation - investment properties	(279,000)	(280,000)	(280,000)
Amortization - intangible assets	(211,813,000)	(196,373,000)	(190,123,000)
Sponsorship, other commercial and broadcasting costs	(13,958,000)	(14,459,000)	(16,645,000)
Retail, merchandising and e-commerce costs	(44,189,000)	(36,571,000)	(11,518,000)
External Matchday costs	(26,125,000)	(33,953,000)	(29,940,000)
Travel and entertaining costs	(6,400,000)	(8,811,000)	(13,708,000)
Legal, professional and consultancy costs	(10,010,000)	(12,567,000)	(15,697,000)
Property and utility costs	(32,201,000)	(31,120,000)	(33,666,000)
Other operating expenses	(21,740,000)	(28,335,000)	(25,019,000)
Exceptional items	(8,209,000)	(36,626,000)	(47,778,000)
Total operating expenses	(701,895,000)	(733,686,000)	(768,530,000)
Other operating expenses, limit for individual disclosure	£ 10,000,000	£ 10,000,000	£ 10,000,000